Note 11 - Credit Facilities and Long-Term Debt (Detail) - Long term debt, net of current maturities consists of: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2012	Dec. 31, 2011
	€ 1,135	€ 1,544	€ 2,049
		(409)	(504)
		1,135	1,545
Loan A [Member]
Loans		1,320	1,560
Loan B [Member]
Loans		62	188
Loan C [Member]
Loans		84	137
Loan D [Member]
Loans			37
Loan E [Member]
Loans		39	64
Loan F [Member]
Loans		39	63
Current Maturities [Member]
		(409)	(504)
Total Long Term Debt [Member]
		€ 1,135	€ 1,545